Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Current (benefit) provision:
Federal	$208,821	$273,632	$356,759
State	48,417	64,534	54,133
Foreign	6,203	4,616	3,736
Total current (benefit) provision	263,441	342,782	414,628

Deferred (benefit) provision:
Federal	11,243	(25,934)	(308,028)
State	(1,987)	(123)	11,954
Increase (decrease) in valuation allowance	2,054	1,580	(938)
Total deferred (benefit) provision	11,310	(24,477)	(297,012)
Total (benefit) provision	$274,751	$318,305	$117,616

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes

	For the Years Ended December 31,
	2019	2018	2017

	% of pre-tax income/(loss)
Statutory rate	21.0	21.0	35.0
State income taxes, net of federal benefit	3.6	4.4	4.2
Tax Reform Act (1)	—	—	(34.5)
Nondeductible/Nontaxable items (2)	—	—	11.5
Other, net	0.3	(0.8)	(2.2)
Total (benefit) provision for income taxes	24.9	24.6	14.0

(1)	On December 22, 2017, the Tax Reform Act was enacted, which, among other things, lowered the federal statutory corporate tax rate effective January 1, 2018 from 35% to 21%. Consequently, we remeasured our deferred tax assets and liabilities as of December 31, 2017 which positively impacted our “Income tax (provision) benefit, net” by approximately $291 million.
(2)	During the year ended December 31, 2017, we recorded $255 million of “Litigation expense” related to the FTC Action on our Consolidated Statements of Operations and Comprehensive Income (Loss). Any eventual payments made with respect to the FTC Action may not be deductible for tax purposes, which had a negative impact on our effective tax rate for the year ended December 31, 2017. The tax deductibility of any eventual payments made with respect to the FTC Action may change, based upon, among other things, further developments in the FTC Action, including final adjudication of the FTC Action. See Note 12 for further information.

Schedule of deferred tax assets and liabilities

	As of December 31,
	2019	2018

	(In thousands)
Deferred tax assets:
NOL, interest, credit and other carryforwards	$12,323	$10,915
Accrued and prepaid expenses	96,974	—
Stock-based compensation	19,719	21,198
Deferred revenue	17,238	18,361
Total deferred tax assets	146,254	50,474
Valuation allowance	(9,521)	(7,467)
Deferred tax asset after valuation allowance	136,733	43,007

Deferred tax liabilities:
Depreciation	(458,811)	(345,358)
Accrued and prepaid expenses	—	(15,537)
FCC authorizations and other intangible amortization	(174,399)	(131,452)
Bases difference in partnerships and other investments	(5,380)	(12,112)
Other liabilities	—	—
Total deferred tax liabilities	(638,590)	(504,459)
Net deferred tax asset (liability)	$(501,857)	$(461,452)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities

	For the Years Ended December 31,
Unrecognized tax benefit	2019	2018	2017

	(In thousands)
Balance as of beginning of period	$194,136	$201,162	$201,693
Additions based on tax positions related to the current year	3,232	10,550	684
Additions based on tax positions related to prior years	28,137	1,154	4,593
Reductions based on tax positions related to prior years	(13,028)	(4,479)	(1,061)
Reductions based on tax positions related to settlements with taxing authorities	(2,362)	(8,328)	(1,634)
Reductions based on tax positions related to the lapse of the statute of limitations	(1,963)	(5,923)	(3,113)
Balance as of end of period	$208,152	$194,136	$201,162